Insurance - Net earnings and capital and surplus on a statutory basis for the insurance subsidiaries (Details) - GALIC consolidated life insurance companies - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory information
Net Earnings	$ 802	$ 286	$ 167
Capital and Surplus	$ 2,701	$ 2,132